Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Smart farming applications	86,897	86,897
Trademark	4,355	4,355
AI software	1,606,000	—
Computer software	338,103	338,103
Total	2,035,355	429,355
Less: Accumulated amortization	(301,293)	(160,833)
Foreign currency translation adjustment	(1,702)	(11,711)
Intangible assets, net	1,732,360	256,811

Schedule of Amortization Expense of Identifiable Intangible Assets	The estimated aggregate amortization expense of identifiable intangible assets for each of the next five fiscal years is as shown below, which is based on the estimation that the AI software will be ready for use in May 2026:
Estimated amortization expenses
US$
2026	483,226
2027	535,357
2028	535,333
2029	178,444
2030	—